UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2012
Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Foyston, Gordon & Payne Inc.
Address: 1 Adelaide Street East, Suite 2600, Toronto, Ontario, Canada, M5C 2V9

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Kathleen Tecson-Cook
Title: Manager, Compliance and Administration
Phone: 416-848-1950
Signature, Place and Date of Signing:

Kathleen Tecson-Cook,	Toronto, Ontario, August 9, 2012

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

1.	028-01190 Frank Russell Company


I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	0
Form 13F Information Table Entry Total:		56
Form 13F Information Table Value Total:		$607,776



List of Other Included Managers:

No.	13F File Number	Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Resolute Forest Products       COM              76117W109    97692  8271992 SH       SOLE                  8271992
Abbott Laboratories            COM              002824100      781    12200 SH       SOLE                    12200
Archer-Daniels-Midland Co.     COM              039483102     5000   166656 SH       SOLE                   166656
Apache Corp.                   COM              037411105     5798    65890 SH       SOLE                    65890
Avon Products Inc.             COM              054303102    17489  1093079 SH       SOLE                  1093079
Baxter International Inc.      COM              071813109      861    16250 SH       SOLE                    16250
Becton Dickinson & Co.         COM              075887109    12489   166526 SH       SOLE                   166526
Baker Hughes Inc.              COM              057224107    11557   281876 SH       SOLE                   281876
Berkshire Hathaway Inc. CL B   COM              084670702     1355    16323 SH       SOLE                    16323
Conagra Foods Inc.             COM              205887102    10242   393938 SH       SOLE                   393938
ConocoPhillips                 COM              20825C104    16332   291645 SH       SOLE                   291645
CSX Corporation                COM              126408103     8127   369391 SH       SOLE                   369391
Chevron Corp.                  COM              166764100     7873    74271 SH       SOLE                    74271
Du Pont (E.I.) De Nemours      COM              263534109     8330   163330 SH       SOLE                   163330
Dell Inc.                      COM              24702R101     9645   741951 SH       SOLE                   741951
Diamond Offshore Drilling Inc. COM              25271C102     7388   125224 SH       SOLE                   125224
Amdocs Ltd.                    COM              G02602103     7652   255062 SH       SOLE                   255062
Devon Energy Corp.             COM              25179M103     7608   131176 SH       SOLE                   131176
Dreamworks Animation           COM              26153C103     9756   513453 SH       SOLE                   513453
Freeport-McMoRan Copper & Gold COM              35671D857     4885   143672 SH       SOLE                   143672
Corning Inc.                   COM              219350105    10825   832721 SH       SOLE                   832721
Hasbro Inc.                    COM              418056107    15402   452986 SH       SOLE                   452986
Hewlett-Packard Co.            COM              428236103    18944   947213 SH       SOLE                   947213
Intel Corp.                    COM              458140100    12023   445313 SH       SOLE                   445313
Johnson Controls Inc.          COM              478366107     3433   122610 SH       SOLE                   122610
Johnson & Johnson              COM              478160104    20046   294792 SH       SOLE                   294792
Kraft Foods Inc.               COM              50075N104     2155    55256 SH       SOLE                    55256
Kimberly-Clark Corp.           COM              494368103    19107   227462 SH       SOLE                   227462
Coca Cola Co.                  COM              191216100     3655    46860 SH       SOLE                    46860
Kroger Co.                     COM              501044101     6145   267180 SH       SOLE                   267180
Lexmark International Inc.     COM              529771107     4252   157476 SH       SOLE                   157476
Medtronic Inc.                 COM              585055106    19199   492281 SH       SOLE                   492281
3M Co.                         COM              88579Y101     8889    98762 SH       SOLE                    98762
Merck & Co. Inc.               COM              58933Y105    17243   410540 SH       SOLE                   410540
Microsoft Corp.                COM              594918104    23003   742028 SH       SOLE                   742028
M&T Bank Corp.                 COM              55261F104     3841    46281 SH       SOLE                    46281
Norfolk Southern Corp.         COM              655844108     4380    60832 SH       SOLE                    60832
Newell Rubbermaid Inc.         COM              651229106     5237   290969 SH       SOLE                   290969
NYSE Euronext                  COM              629491101    11224   431696 SH       SOLE                   431696
Oracle Corp.                   COM              68389X105     6125   204150 SH       SOLE                   204150
Pepsico Inc.                   COM              713448108    10004   140895 SH       SOLE                   140895
Procter & Gamble Co.           COM              742718109      644    10563 SH       SOLE                    10563
PNC Financial Services Group I COM              693475105    14998   245871 SH       SOLE                   245871
Portland General Electric Co.  COM              736508847    10548   390681 SH       SOLE                   390681
PPL Corp.                      COM              69351T106    20514   732633 SH       SOLE                   732633
Reinsurance Group of America   COM              759351604     6411   120963 SH       SOLE                   120963
State Street Corp.             COM              857477103     9316   207029 SH       SOLE                   207029
AT&T Inc.                      COM              00206R102    21493   597038 SH       SOLE                   597038
Molson Coors Brewing Co. - B   COM              60871R209    12997   309448 SH       SOLE                   309448
Tupperware Brands Corp         COM              899896104      856    15565 SH       SOLE                    15565
Walgreen Co.                   COM              931422109     7517   250574 SH       SOLE                   250574
Wellpoint Inc.                 COM              94973V107    10383   162231 SH       SOLE                   162231
Waste Management Inc.          COM              94106L109     6613   200394 SH       SOLE                   200394
Wal-Mart Stores Inc.           COM              931142103     1397    19950 SH       SOLE                    19950
Cimarex Energy Co.             COM              171798101     6974   126792 SH       SOLE                   126792
Exxon Mobil Corp.              COM              30231G102     1123    13053 SH       SOLE                    13053
